Revenues and Long-Lived Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Geographic Area Information [Line Items]
Revenues	$ 876,787	[1]	$ 1,134,999	[1]	$ 1,170,186	[1]	$ 762,568	[1]	$ 827,352	[1]	$ 1,081,893	[1]	$ 1,120,452	[1]	$ 713,633	[1]	$ 3,944,540	[1]	$ 3,743,330	[1]	$ 3,431,712
Long-Lived Assets	627,267								641,871								627,267		641,871
UNITED STATES
Geographic Area Information [Line Items]
Revenues																	3,525,176		3,325,114		3,087,256
Long-Lived Assets	434,910								429,202								434,910		429,202
CANADA
Geographic Area Information [Line Items]
Revenues																	300,289		318,165		240,254
Long-Lived Assets	187,064								207,340								187,064		207,340
MEXICO
Geographic Area Information [Line Items]
Revenues																	119,075		100,051		104,202
Long-Lived Assets	$ 5,293								$ 5,329								$ 5,293		$ 5,329

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.